Income Taxes Summary - Income before Provision for Income Taxes - Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Income before provision for income taxes
U.S. (loss) income	$ (43,917)	$ 79,058	$ (161,951)
Foreign income	73,629	30,724	196,469
Income before taxes	$ 29,712	$ 109,782	$ 34,518